Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment, net consists of the following (in thousands):

	March 31, 2025	December 31, 2024
Construction in progress	$689	$689
Furniture	17	17
Computers and equipment	16	16
Leasehold improvements	50	50

Property and equipment, gross	772	772
Less: Accumulated depreciation	(65)	(64)

Property and equipment, net	$707	$708

Property and equipment, net, consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Construction in progress	$689	$689
Furniture	17	5
Computers and equipment	16	36
Leasehold improvements	50	50

Property and equipment, gross	772	780
Less: Accumulated depreciation	(64)	(58)

Property and equipment, net	$708	$722

Schedule of Accrued Expenses
Accrued expenses consists of the following (in thousands):

	March 31, 2025	December 31, 2024
Accrued professional service fees	$2,153	$667
Accrued sales and marketing costs	337	876
Accrued research and development costs	182	315
Accrued tax payable	663	876
Accrued others	147	107

Accrued expenses	$3,482	$2,841

Accrued expenses consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued professional service fees	$667	$2,029
Accrued sales and marketing costs	876	1,601
Accrued research and development costs	315	1,546
Accrued tax payable	876	1,452
Accrued litigation expenses	—	500
Accrued others	107	280

Accrued expenses	$2,841	$7,408